Critical accounting judgments and key sources of estimation uncertainty - IFRS 15 - Revenue recognition Gilead (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Critical accounting estimates and judgments
Deferred income	€ 1,989,230		€ 2,364,701	€ 2,809,133	€ 3,000,646
Goodwill	69,813	€ 69,813
Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	456,400
Gilead [member]
Critical accounting estimates and judgments
Deferred income	4,339,347		4,308,669	4,286,852
Gilead [member] | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	456,352		€ 604,875	€ 818,654	€ 780,261
Upfront payments and milestone payments [Member] | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Revenue recognized	€ 174,400
Scenario | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Increase (decrease) in remaining cost to complete filgotinib performance obligation	5.00%
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income	€ (15,400)
Scenario 2 | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Increase (decrease) in remaining cost to complete filgotinib performance obligation	(5.00%)
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income	€ 16,000